Subsequent Events (Details) - Subsequent Event [Member]	Jan. 06, 2026 shares
Subsequent Events [Line Items]
Ordinary shares granted	150,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Stock split adjusted	151,428
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Stock split adjusted	239,098